Equity (Details) - Schedule of warrants outstanding	12 Months Ended
Jun. 30, 2022 USD ($) $ / shares shares
Schedule Of Warrants Outstanding Abstract
Warrants	600,000
Exercise price (in Dollars per share) | $ / shares	$ 0.5
Number Exercisable	600,000
Number Outstanding	600,000
Weighted Average Remaining Life	5 years
Intrinsic Value (in Dollars) | $